Investments (Details) € in Thousands, $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Sep. 30, 2023 EUR (€)
Schedule of Investments [Line Items]
Cost		$ 3,158,601		$ 2,939,646	[1]	$ 2,373,435
Fair Value		3,123,450		2,873,588		2,387,374
Amortized cost of investments on non-accrual		$ 8,848		1,500
Investment Owned at Fair Value
Schedule of Investments [Line Items]
Cost				2,939,646		2,373,435
Fair Value				$ 2,873,588		$ 2,387,374
Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		100.00%		100.00%		100.00%
Australia
Schedule of Investments [Line Items]
Cost		$ 10,151		$ 10,187
Fair Value		$ 10,168		$ 9,870
Australia | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		0.30%		0.30%
Canada
Schedule of Investments [Line Items]
Cost		$ 97,187		$ 108,820		$ 81,935
Fair Value		$ 96,518		$ 105,764		$ 81,386
Canada | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		3.10%		3.70%		3.40%
United Kingdom
Schedule of Investments [Line Items]
Cost		$ 11,848		$ 11,157		$ 17,804
Fair Value		$ 12,088		$ 11,157		$ 18,200
United Kingdom | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		0.40%		0.40%		0.80%
United States
Schedule of Investments [Line Items]
Cost		$ 3,039,415		$ 2,809,482		$ 2,273,696
Fair Value		$ 3,004,676		$ 2,746,797		$ 2,287,788
United States | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		96.20%		95.60%		95.80%
Aerospace & Defense | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		1.70%		1.80%		1.70%
Air Freight & Logistics | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		1.10%		1.10%		0.50%
Automobile Components | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		3.60%		3.80%		3.30%
Automobiles | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		4.90%		5.10%		7.40%
Biotechnology | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		0.50%		0.50%		0.60%
Chemicals | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		0.70%		0.60%
Containers & Packaging | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		1.50%		1.60%		1.60%
Commercial Services & Supplies | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		10.30%		11.20%		13.00%
Construction & Engineering | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		1.50%		1.30%		1.50%
Distributors | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		2.80%		4.20%		1.20%
Diversified Consumer Services | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		3.30%		3.00%		1.50%
Electronic Equipment, Instruments & Components | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		1.50%		1.00%		0.70%
Energy Equipment & Services | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		0.50%		0.50%		0.60%
Financial Services | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		1.70%		0.70%		0.10%
Food Products | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		2.30%		2.50%		3.10%
Health Care Equipment & Supplies
Schedule of Investments [Line Items]
Cost	[2]	$ 5,415
Fair Value		$ 5,374
Health Care Equipment & Supplies | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		0.40%		0.30%		0.40%
Health Care Providers & Services | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		3.80%		3.40%		2.90%
Health Care Technology | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		2.00%		0.70%		0.90%
Industrial Conglomerates | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		1.30%		0.20%		1.80%
Insurance Services | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		14.90%		15.70%		17.10%
Interactive Media & Services | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		3.20%		3.50%		3.80%
IT Services | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		8.80%		9.60%		10.80%
Leisure Products | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		0.70%		0.80%		2.40%
Machinery | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		2.70%		3.00%		2.00%
Multi-Utilities | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		0.70%		0.60%		0.40%
Oil, Gas & Consumable Fuels | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		0.00%		0.00%
Pharmaceuticals | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		0.40%		0.40%
Professional Services | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		3.60%		3.20%		4.00%
Real Estate Management & Development | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		5.30%		5.40%		5.20%
Software | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		14.30%		14.30%		11.50%
First Lien Debt
Schedule of Investments [Line Items]
Cost		$ 2,960,107		$ 2,753,620		$ 2,213,332	[1]	€ 2,960,107	[2]
Fair Value		$ 2,933,870		$ 2,694,111		$ 2,224,100		2,933,870
First Lien Debt | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		93.90%		93.80%		93.20%
First Lien Debt | Aerospace & Defense
Schedule of Investments [Line Items]
Cost		$ 52,573	[2]	$ 52,520	[2]	$ 38,993	[1]
Fair Value		52,676		51,531		39,370
First Lien Debt | Air Freight & Logistics
Schedule of Investments [Line Items]
Cost		29,679	[2]	28,736	[2]	11,948	[1]
Fair Value		29,888		27,943		11,948
First Lien Debt | Automobile Components
Schedule of Investments [Line Items]
Cost		86,866	[2]	86,480	[2]	51,698	[1]
Fair Value		86,506		83,574		51,746
First Lien Debt | Automobiles
Schedule of Investments [Line Items]
Cost		154,223		150,144	[3]	174,783	[1]
Fair Value		154,132		146,413		175,583
First Lien Debt | Biotechnology
Schedule of Investments [Line Items]
Cost		15,611		14,830	[3]	14,955	[1]
Fair Value		15,603		14,407		14,955
First Lien Debt | Chemicals
Schedule of Investments [Line Items]
Cost		21,087		18,797	[3]
Fair Value		20,783		18,066
First Lien Debt | Containers & Packaging
Schedule of Investments [Line Items]
Cost		43,385		43,852	[3]	36,043	[1]
Fair Value		43,525		42,522		36,043
First Lien Debt | Commercial Services & Supplies
Schedule of Investments [Line Items]
Cost		320,119		325,020	[1],[2]	306,205	[1]
Fair Value		319,668		319,508		307,450
First Lien Debt | Construction & Engineering
Schedule of Investments [Line Items]
Cost		45,942		37,932	[3]	35,799	[1]
Fair Value		45,890		36,734		35,799
First Lien Debt | Distributors
Schedule of Investments [Line Items]
Cost		90,110		122,968	[3]	28,636	[1]
Fair Value		87,337		120,982		28,636
First Lien Debt | Diversified Consumer Services
Schedule of Investments [Line Items]
Cost		103,850		88,142	[3]	36,642	[1]
Fair Value		103,167		87,147		36,975
First Lien Debt | Electronic Equipment, Instruments & Components
Schedule of Investments [Line Items]
Cost		26,500		13,448	[3]
Fair Value		25,815		12,892
First Lien Debt | Financial Services
Schedule of Investments [Line Items]
Cost		53,913		19,820	[3]	71,968	[1]
Fair Value		54,126		19,586		72,070
First Lien Debt | Health Care Equipment & Supplies
Schedule of Investments [Line Items]
Cost		13,052				62,269	[1]
Fair Value		13,090				62,602
First Lien Debt | Health Care Providers & Services
Schedule of Investments [Line Items]
Cost		111,559		90,686
Fair Value		110,086		88,460
First Lien Debt | Health Care Technology
Schedule of Investments [Line Items]
Cost		61,214		21,467		21,562	[1]
Fair Value		61,389		21,148		20,963
First Lien Debt | Industrial Conglomerates
Schedule of Investments [Line Items]
Cost		33,628		1,666	[1]	35,958
Fair Value		34,407		1,612		36,285
First Lien Debt | Insurance Services
Schedule of Investments [Line Items]
Cost		466,713		455,293		401,473
Fair Value		460,888		446,804		403,895
First Lien Debt | Interactive Media & Services
Schedule of Investments [Line Items]
Cost		104,614		103,429		90,189
Fair Value		100,966		101,077		91,025
First Lien Debt | IT Services
Schedule of Investments [Line Items]
Cost		227,038		230,561		201,890
Fair Value		220,202		223,366		202,960
First Lien Debt | Leisure Products
Schedule of Investments [Line Items]
Cost		21,596		21,726		54,292	[1]
Fair Value		21,214		21,557		54,900
First Lien Debt | Machinery
Schedule of Investments [Line Items]
Cost		84,669		88,999		48,582	[1]
Fair Value		83,742		85,464		48,133
First Lien Debt | Multi-Utilities
Schedule of Investments [Line Items]
Cost		21,738		16,427	[1]	10,405	[1]
Fair Value		21,760		16,228		10,600
First Lien Debt | Oil, Gas & Consumable Fuels
Schedule of Investments [Line Items]
Cost	[1]			399
Fair Value				390
First Lien Debt | Pharmaceuticals
Schedule of Investments [Line Items]
Cost		11,848		11,157	[1]
Fair Value		12,088		11,157
First Lien Debt | Professional Services
Schedule of Investments [Line Items]
Cost		110,638		89,714	[1]	91,547	[1]
Fair Value		110,995		88,770		92,207
First Lien Debt | Real Estate Management & Development
Schedule of Investments [Line Items]
Cost		163,130	[2]	155,654	[2]	121,237
Fair Value		162,420		152,029		122,965
First Lien Debt | Software
Schedule of Investments [Line Items]
Cost				381,883		252,416	[1]	412,722	[2]
Fair Value				374,792		252,952		€ 410,701
Second Lien Debt
Schedule of Investments [Line Items]
Cost		145,809	[2]	136,620	[1]	120,124
Fair Value		$ 134,712		$ 128,350		$ 121,550
Second Lien Debt | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		4.30%		4.50%		5.10%
Second Lien Debt | Electronic Equipment, Instruments & Components
Schedule of Investments [Line Items]
Cost				$ 16,939		$ 16,912	[1]
Fair Value				16,194		17,000
Second Lien Debt | Health Care Providers & Services
Schedule of Investments [Line Items]
Cost				5,318
Fair Value				4,946
Second Lien Debt | Industrial Conglomerates
Schedule of Investments [Line Items]
Cost	[1]					39,944
Fair Value						40,387
Second Lien Debt | IT Services
Schedule of Investments [Line Items]
Cost		$ 40,072	[2]	40,016	[1]
Fair Value		37,804		37,735
Second Lien Debt | Software
Schedule of Investments [Line Items]
Cost		23,801	[2]	23,770	[1]	120,124	[1]
Fair Value		19,963		22,341		121,550
Other Securities
Schedule of Investments [Line Items]
Cost		52,685	[2]	49,406	[1]	39,979
Fair Value		$ 54,868		$ 51,127		$ 41,724
Other Securities | Investment Owned at Fair Value | Investment Type Concentration Risk
Schedule of Investments [Line Items]
% of Total Investments at Fair Value		1.80%		1.70%		1.70%

[1]	The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on debt investments using the effective interest method.
[2]	The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on debt investments using the effective interest method.
[3]	The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on debt investments using the effective interest method.